EQ ADVISORS TRUSTSM

EQ/Franklin Rising Dividends Portfolio

EQ/JPMorgan Hedged Equity and Premium Income Portfolio

EQ/MFS Mid Cap Focused Growth Portfolio

EQ/Core Plus Bond Portfolio

SUPPLEMENT DATED MAY 18, 2026 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2026

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2026. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

Effective immediately, the following changes are being made to the Summary Prospectus and Prospectus of EQ/JPMorgan Hedged Equity and Premium Income Portfolio:

The section of the Summary Prospectus and Prospectus entitled — “WHO MANAGES THE PORTFOLIO — Investment Adviser: Equitable Investment Management Group, LLC (“EIM” or the “Adviser”)” is amended by adding the following information to the table:

Name	Title	Since
Lee Soja, CFA®	Vice President and Assistant Portfolio Manager of EIM	2026

The Section of the Prospectus entitled “The Adviser” is amended by adding the following information to the list of the Adviser’s investment personnel that appears after paragraph 12:

Lee Soja, CFA® has served as a Vice President and Assistant Portfolio Manager of the Adviser since 2026. He has been an employee of Equitable Financial since 2019.

Effective May 31, 2026, the following changes are being made to the Summary Prospectus, Prospectus and SAI of EQ/Franklin Rising Dividends Portfolio:

Nayan Sheth of Franklin Advisers, Inc. no longer serves as a member of the team that is responsible for the securities selection, research and trading for EQ/Franklin Rising Dividends Portfolio. All references to Nayan Sheth in the Summary Prospectus, Prospectus and SAI are deleted in their entirety.

Effective July 1, 2026, the following changes are being made to the Summary Prospectus and Prospectus of EQ/MFS Mid Cap Focused Growth Portfolio:

The section of the Summary Prospectus and Prospectus entitled — “WHO MANAGES THE PORTFOLIO — Sub-Adviser: Massachusetts Financial Services Company d/b/a MFS Investment Management (“MFS” or the “Sub-Adviser”)” is amended by deleting the table in its entirety and replacing it with the following information:

Name	Title	Since
Eric Fischman*	Investment Officer and Portfolio Manager of MFS	2019
Eric Braz	Investment Officer and Portfolio Manager of MFS	2021
Bradford Mak	Investment Officer and Portfolio Manager of MFS	2026
*	Effective April 30, 2027, Eric Fischman will no longer serve as a portfolio manager.

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Massachusetts Financial Services Company d/b/a/ MFS Investment Management” is amended by deleting the fifth paragraph in its entirety and replacing it with the following information:

Eric Fischman, Eric Braz, and Bradford Mak are jointly and primarily responsible for the investment decisions for the EQ/MFS Mid Cap Focused Growth Portfolio. Effective April 30, 2027, Eric Fischman will no longer serve as a portfolio manager.

Eric Fischman is an Investment Officer and Portfolio Manager of MFS® and has been employed in the investment area of MFS® since 2000.

Eric Braz is an Investment Officer and Portfolio Manager of MFS® and has been employed in the investment area of MFS® since 2007.

Bradford Mak is an Investment Officer and Portfolio Manager of MFS® and has been employed in the investment area of MFS® since 2010.

Effective September 30, 2026, the following changes are being made to the Summary Prospectus and Prospectus of EQ/Core Plus Bond Portfolio:

The section of the Summary Prospectus and Prospectus entitled — “WHO MANAGES THE PORTFOLIO — Sub-Adviser: Brandywine Global Investment Management, LLC (“Brandywine Global” or the “Sub-Adviser”)” is amended by deleting the table in its entirety and replacing it with the following information:

Name	Title	Since
Anujeet Sareen, CFA®	Portfolio Manager of Brandywine Global	2020
Brian Kloss	Portfolio Manager of Brandywine Global	2020
Tracy Chen, CFA®	Portfolio Manager of Brandywine Global	2020
Paul Mielczarski	Head of Global Macro Strategy and Portfolio Manager of Brandywine Global	2025
Kevin O’Neil	Portfolio Manager and Senior Research Analyst of Brandywine Global	2026

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Brandywine Global Investment Management, LLC” is amended by adding the following information:

Kevin O’Neil is a Portfolio Manager and Senior Research Analyst on the Global Fixed Income team and is responsible for providing credit research and analysis. Most recently, Kevin served as Vice President of Brandywine Global’s Investment Performance Analysis team. As part of this role, Kevin supported the investment process from both a quantitative and fundamental standpoint, providing portfolio analytics and risk oversight while also aiding in the implementation of client portfolios. He joined Brandywine Global, a SIM of Franklin Templeton, in 2002.